Leases (Details) - Schedule of amounts recognized in profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of amounts recognized in profit or loss [Abstract]
Interest expenses on lease liability	$ 65	$ 41